July 24, 2013

VIA EDGAR

Sonny Oh
Senior Counsel
Division of Investment Management
Office of Insurance Products
Securities and Exchange Commission
100 F Street, NE
Mail Stop 8629
Washington, D.C. 20549-4644
RE:    Principal Life Insurance Company Separate Account B
Principal Investment Plus Variable Annuity Contract
File Numbers 333-188293 and 811-02091
Third Pre-Effective Amendment to the Registration Statement on Form N-4
Dear Mr. Oh:
Enclosed is pre-effective amendment no. 3 to registration statement on Form N-4 for Principal Investment Plus Variable Annuity (for Applications Signed on or after August 1, 2013).  This filing is being made on behalf of Principal Life Insurance Company Separate Account B (the "Registrant") to incorporate changes made by Registrant to address comments by the Staff of the Securities and Exchange Commission ("Commission").  The Staff's comments were communicated to Registrant in a telephone conversation on July 24, 2013.  The Initial Registration Statement was filed on May 2, 2013, and the first pre-effective amendment was filed with the Commission on May 6, 2013, pursuant to Rule 485(a) under the Securities Act of 1933.  The second pre-effective amendment was filed with the Commission on July 23, 2013, pursuant to Rule 485(a) under the Securities Act of 1933.
Principal Life Insurance Company acknowledges the following:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the insurance company or Registrant from their full responsibilities for the adequacy and accuracy of the disclosure in the filing; and

•	the insurance company and Registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.
Please contact me if you have any questions concerning this filing.

Sincerely,

/s/ Doug Hodgson

Doug Hodgson
Counsel
711 High Street
Des Moines, Iowa 503092-0300
(515) 362-2384 (office)
(866) 496-6527 (facsimile)
hodgson.doug@principal.com